Interest in an equity-accounted investee (Tables)	12 Months Ended
Jun. 30, 2021
Interest in an equity-accounted investee.
Summary of summarized financial information of the equity-accounted investee adjusted for any differences in accounting policies, and reconciled to the carrying amounts in the consolidated financial statements

As at June 30,
2021
RMB’000
Gross amounts of the equity-accounted investee
Current assets	1,416,584
Non-current assets	1,781,081
Current liabilities	1,437,355
Equity	1,760,310
Revenue	—
Net loss for the year	(19,690)
Total comprehensive loss for the year	(19,690)

Reconciled to the Group’s interest in the equity-accounted investee
Gross amount of net assets of the equity-accounted investee	1,760,310
Group’s effective interest	20%
Carrying amount in the consolidated financial statements	352,062